Investment Strategy - AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND	Jan. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal market conditions, the fund will invest at least 80% of its assets in securities that are (1) issued by companies in developing countries; (2) principally traded in the securities markets of developing countries; (3) denominated in developing country currencies; or (4) issued by companies deemed to be suitable for investment by the fund because they have significant economic exposure to developing countries. In determining whether a country is a developing country, the fund’s investment adviser will consider, among other things, whether the country is generally considered to be a developing country by the international financial community, the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of the country’s gross domestic product, and the overall regulatory environment of the country, including the presence of government regulation limiting or banning foreign ownership and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. For example, the investment adviser currently expects that most countries not designated as developed markets by MSCI Inc. (MSCI) will be treated as developing countries for equity securities, and that most countries designated as emerging markets by J.P. Morgan or, if not available, Bloomberg will be treated as developing countries for debt securities.

The fund may invest in securities of any company, regardless of where it is domiciled, if the fund’s investment adviser determines that the company has significant economic exposure to a developing country. An issuer will be deemed to have significant economic exposure to a developing country if at least 50% of its assets are located in a developing country or at least 50% of its total revenues or profits are derived, or, in the opinion of the investment adviser, are expected to be derived, from goods or services produced or sold in a developing country.

The fund may have significant exposure to one or more developing countries. For example, as of December 31, 2025, the fund held more than 25% of its assets in securities of issuers domiciled in China. See the paragraphs captioned “Investing outside the United States,” “Investing in emerging markets” and “Exposure to country, region, industry or sector” under “Principal risks” below for a description of the risks associated with such investments. More current portfolio holdings information for the fund is available on our website at capitalgroup.com.

The fund is designed for investors seeking both capital appreciation and income. As a general matter, the fund may invest in a broad range of securities, including both growth- and income-oriented stocks and debt securities. In pursuing its objective, however, the fund focuses on stocks of companies that have the potential for growth and the capacity to pay dividends. The investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not, or do not have the capacity to, pay dividends. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.